Description of Organization, Business Operations and Liquidation - Additional Information (Detail) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 04, 2022	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Aug. 17, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price							$ 10
Proceeds from issuance of IPO						$ 230,000,000
Deferred underwriting commissions noncurrent						8,050,000	$ 7,000,000
Proceeds from issuance of private placement						8,000,000
Payment to acquire restricted investments						$ 230,000,000
Restricted investments term						185 days
Percentage of public shares to be redeemed on non completion of business combination						100.00%	100.00%
Lock in period for redemption of public shares after closing of IPO						24 months	24 months
Dissolution expense						$ 100,000	$ 100,000
Minimum share price of the residual assets remaining available for distributio						$ 10	$ 10
Cash						$ 1,966,389	$ 77,151
Working capital (deficit)						1,000,000	342,000
Stock issued during period, value, issued for services			$ 25,000				25,000
Working Capital Loan [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Due to related parties current						$ 200,000	$ 0
Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Mimimum public share price due to reductions in the value of the trust assets less taxes payable						$ 10	$ 10
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of fair market value of target business to asset held in trust account						80.00%	80.00%
Post transaction ownership percentage of the target business						50.00%	50.00%
Net tangible assets required for consummation of business combination						$ 5,000,001	$ 5,000,001
Percentage of redeeming shares of public shares without the company's prior written consent						15.00%	15.00%
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price						$ 10
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants and rights issued during the period	16,000,000						14,800,000
Class of warrants and rights issued, price per warrant	$ 0.5						$ 0.5
Proceeds from issuance of private placement	$ 8,000,000
Class One Redeemable Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issuable	1						1
Class Two Redeemable Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issuable	1						1
Public Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercise price of warrant	$ 11.5					11.5	$ 11.5	$ 11.5
Minimum lock in period for transfer, assign or sell warrants after completion of IPO	30 days						30 days
Expiration term to Sell Warrants after the completion of initial Business Combination or earlier upon redemption or liquidation							5 years
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares	20,000,000
Proceeds from issuance of IPO					$ 230,000,000
Shares issuable	1						1
Common Stock, Par or Stated Value Per Share						0.0001	$ 0.0001
Common Class A [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issuable	1
Exercise price of warrant	$ 11.5
Common Class A [Member] | Public Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issuable								1
Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001	0.0001
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period, value, issued for services		$ 25,000		$ 25,000		$ 25,000
Shares issued, price per share		$ 0.0001	$ 0.0001	$ 0.0001
Public Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price						$ 10	$ 10
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares							20,000,000
Share price						$ 10
Offering cost	$ 13,300,000
Deferred underwriting commissions noncurrent	$ 8,100,000
Payment to acquire restricted investments						$ 230,000,000
Shares issued, price per share							$ 10
IPO [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares	23,000,000					23,000,000
Share price	$ 10
Proceeds from issuance of IPO	$ 230,000,000
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares							23,000,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants and rights issued during the period	14,800,000						16,000,000
Proceeds from issuance of private placement	$ 8,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares	3,000,000